Cover	Mar. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41306
Entity Registrant Name	ALTERNUS CLEAN ENERGY, INC.
Entity Central Index Key	0001883984
Entity Tax Identification Number	87-1431377
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17 State Street
Entity Address, Address Line Two	Suite 4000
Entity Address, City or Town	New York City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	739-0727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALCE
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false